Taxes Payable - Summary of Taxes Payable (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of taxes payable [line items]
Taxes payable	R$ 192,430	R$ 229,176
Tax [member]
Disclosure of taxes payable [line items]
Taxes payable	131,587	146,598
IPI (Federal VAT) [member]
Disclosure of taxes payable [line items]
Taxes payable	4,553	4,163
PIS and COFINS (State VAT) [member]
Disclosure of taxes payable [line items]
Taxes payable	14,470	13,667
ISS (Municipal VAT) [member]
Disclosure of taxes payable [line items]
Taxes payable	23,610	45,533
Others [member]
Disclosure of taxes payable [line items]
Taxes payable	R$ 18,210	R$ 19,215